Business combinations - Acquisitions in 2021, Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Not later than one year [member]
Disclosure of detailed information about business combination [line items]
Period for the valuation and frequently evaluates the acquired assets and the assumed liabilities, after the acquisition	12 months
VHSYS
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired		33.33%
Previously held equity interest in the acquiree, at fair value	R$ 24,064	R$ 24,064
Linx S.A. [Member]
Disclosure of detailed information about business combination [line items]
Previously held equity interest in the acquiree, at fair value	1,335,603	R$ 1,335,603
Collact
Disclosure of detailed information about business combination [line items]
Previously held equity interest in the acquiree, at fair value	R$ 3,838
Reclame Aqui
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired	50.00%
Plugg [Member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired	100.00%
Hubcount [Member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired	75.00%